EMPLOYEES (Details Narrative) - $ / shares										1 Months Ended										3 Months Ended	12 Months Ended
	Nov. 07, 2019	Sep. 07, 2019	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Sep. 02, 2018	Jul. 01, 2018	Mar. 06, 2018	Mar. 02, 2016	Jan. 27, 2020	Jul. 30, 2019	May 23, 2019	Mar. 29, 2019	Jan. 16, 2019	Nov. 16, 2018	Apr. 19, 2018	May 16, 2016	Apr. 19, 2016	Oct. 28, 2015	Mar. 31, 2016	Dec. 31, 2019	Mar. 31, 2020	Jul. 15, 2019	Mar. 31, 2019	Dec. 31, 2018
Common stock, shares par value																					$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares issued																					763,967,603	763,967,603		541,965,449	541,965,449
Restricted shares of common stock returned	100,000															120,000,000
Number of restricted common stock issued			52,000,000	55,000	500,000		106,000,000	55,000,000			10,000,000	200,000	52,000,000		45,000					120,000,000
Share Price			$ 0.082	$ 0.84	$ 0.0136								$ 0.08		$ 0.0939
Restricted common stock forfeited											14,860,346
Fair market value of share								$ 0.016			$ 0.1110	$ 0.1310											$ 0.1081
Employment Agreement [Member]
Stock issued																			30,000,000
Fair market value of share																			$ 0.015
Clark Employment Agreement [Member]
Stock issued									40,000,000								50,000,000
Fair market value of share									$ 0.0250								$ 0.0036
Number of common stock cancelled																		40,000,000
Series A Preferred Stock [Member]
Preferred stock, shares par value																					$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued																					4,000,000	4,000,000		4,000,000	4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value																					$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued																					488,000	488,000		1,138,000	1,138,000
Series D Preferred Stock [Member]
Preferred stock, shares par value																					$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued																					500,000	500,000		500,000	500,000
Robert Clark [Member]
Common stock, shares par value																					$ .00001
Common stock, shares issued																					200,000,000
Restricted shares of common stock returned																					120,000,000
Series Preferred B stock returned																					650,000
Robert Clark [Member] | Series A Preferred Stock [Member]
Preferred stock, shares par value																					$ .00001
Preferred stock, shares issued																					2,700,000
Fair market value of share																					$ 0.01
Robert Clark [Member] | Series B Preferred Stock [Member]
Preferred stock, shares par value																					$ .00001
Preferred stock, shares issued																					650,000
Fair market value of share																					$ 0.06
Robert Clark [Member] | Series D Preferred Stock [Member]
Preferred stock, shares par value																					$ .00001
Preferred stock, shares issued																					500,000
Fair market value of share																					$ 0.0158
Christopher Selinger [Member]
Number of restricted common stock issued		10,000,000
Share Price		$ .00001
Stock issued						10,000,000
Fair market value of share		$ 0.0136				$ 0.0136
Chad Webb [Member]
Number of restricted common stock issued														5,000,000
Fair market value of share														$ 0.0554
Jazmin Gonzalez and Michelle Motta [Member]
Number of restricted common stock issued																					200,000
Michelle Motta [Member]
Restricted common stock forfeited																					100,000
Stock issued												100,000
Fair market value of share												$ 0.131
Number of common stock cancelled	100,000
Jazmin Gonzalez [Member]
Stock issued												100,000
Fair market value of share												$ 0.131
Lori Radcliffe[Member]
Stock issued										5,000,000
Fair market value of share										$ 0.0637